Leases	12 Months Ended
Jul. 01, 2017
Leases [Abstract]
Leases
LEASES
The Company leases retail, distribution and office facilities. The lease agreements, which expire at various dates through 2036, are subject, in most cases, to renewal options and provide for the payment of taxes, insurance and maintenance. Certain leases contain escalation clauses resulting from the pass-through of increases in operating costs, property taxes and the effect on costs from changes in consumer price indices. Certain store-related rent expense is also contingent upon sales.
Rent expense for the Company's operating leases consisted of the following:

	Fiscal Year Ended
	July 1, 2017	July 2, 2016	June 27, 2015
	(millions)
Minimum rent(1)	$295.1	$229.9	$213.8
Contingent rent	129.4	134.8	142.8
Total rent expense	$424.5	$364.7	$356.6

(1)	$0.2 million and $5.9 million of lease termination charges due to restructuring-related closures were included in fiscal 2017 and fiscal 2016, respectively.
Future minimum rental payments under non-cancelable operating leases, as of July 1, 2017, are as follows:

Fiscal Year	Amount
(millions)
2018	$295.4
2019	270.1
2020	242.3
2021	205.9
2022	194.1
Subsequent to 2022	1,250.9
Total minimum future rental payments	$2,458.7

During the first quarter of fiscal 2017, the Company announced the lease of its new global headquarters. Refer to Note 19, "Headquarters Transactions," for further information.